Taxation (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Accounting profit	£ 50,000	£ (245,224,000)	£ (12,322,000)	£ (7,514,000)
Unused potential tax losses for which no deferred tax asset is recognized		250,500,000	£ 4,641,000
Deferred tax assets or liabilities recognized		£ 0